United States

Securities and Exchange Commission

Washington, D.C.  20549

Form N-Q

Quarterly Schedule of Portfolio Holdings

of Registered Management Investment Companies

811-07925

(Investment Company Act File Number)

Wesmark Funds

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

5800 Corporate Drive

Pittsburgh, Pennsylvania 15237-7010

(412) 288-1900

(Registrant's Telephone Number)

Todd P. Zerega, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  1/31/07

Date of Reporting Period:  Quarter ended 4/30/06

Item 1.

Schedule of Investments

WESMARK BALANCED FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Shares or Principal Amount			Value
COMMON STOCKS—61.5%
		ADVERTISING AGENCIES--1.1%
7,000		Omnicom Group, Inc.	630,070
		AEROSPACE/DEFENSE--1.7%
15,000		Precision Castparts Corp.	944,700
		BANKS-MAJOR REGIONAL--4.9%
15,000		Bank of America Corp.	748,800
15,000		Mellon Financial Corp.	564,450
20,000		Wells Fargo & Co.	1,373,800
		TOTAL	2,687,050
		BEVERAGES/ALCOHOL--1.4%
12,000		Anheuser-Busch Cos., Inc.	534,960
10,000	(1)	Constellation Brands, Inc., Class A	247,000
		TOTAL	781,960
		BIOMEDICAL--0.9%
7,000	(1)	Amgen, Inc.	473,900
		BROADCASTING - RADIO--0.3%
7,500	(1)	XM Satellite Radio Holdings, Inc., Class A	151,650
		CHEMICALS-DIVERSIFIED--0.8%
5,000		BASF AG, ADR	427,800
		CLEANING PRODUCTS--1.6%
15,000		Procter & Gamble Co.	873,150
		COAL--0.9%
5,000		Arch Coal, Inc.	474,950
		COMPUTER SOFTWARE--2.2%
50,000		Microsoft Corp.	1,207,500
		COMPUTER-GRAPHICS--0.5%
10,000	(1)	NVIDIA Corp.	292,200
		COMPUTER-STORAGE DEVICES--1.2%
10,000	(1)	Sandisk Corp.	638,300
		CONGLOMERATES--0.9%
6,000		3M Co.	512,580
		DIVERSIFIED MACHINERY--2.0%
25,000		Ingersoll-Rand Co., Class A	1,093,750
		DIVERSIFIED OPERATIONS--8.2%
10,000		Fortune Brands, Inc.	803,000
55,000		General Electric Co.	1,902,450
20,000		Textron Inc.	1,799,000
		TOTAL	4,504,450
		DRUGS & HEALTH CARE--0.5%
10,000		Pfizer, Inc.	253,300
		ELECTRONIC COMPONENTS-SEMICONDUCTOR--0.6%
10,000	(1)	Advanced Micro Devices, Inc.	323,500
		FINANCE - CONSUMER LOANS--1.6%
10,000		Capital One Financial Corp.	866,400
		FINANCE - INVESTMENT BANKER/BROKER--2.9%
10,000		Goldman Sachs Group, Inc.	1,602,900
		FOOD - MAJOR DIVERSIFIED--2.5%
20,000		Kellogg Co.	926,200
2,000		Wrigley (Wm.), Jr. Co., Class B	94,200
8,000		Wrigley (Wm.), Jr. Co.	376,560
		TOTAL	1,396,960
		HOME IMPROVEMENT STORES--1.1%
15,000		Home Depot, Inc.	598,950
		HOTELS & MOTELS--1.0%
10,000		Starwood Hotels & Resorts Worldwide, Inc.	573,800
		INSTRUMENTS-CONTROL--1.5%
20,000		Honeywell International, Inc.	850,000
		INSURANCE-MULTI LINE--1.0%
6,000		Hartford Financial Services Group, Inc.	551,580
		LEISURE & RECREATION--0.9%
10,000		Carnival Corp.	468,200
		MACHINERY-CONSTRUCTION & MINING--1.1%
8,000		Caterpillar, Inc.	605,920
		MEDICAL INSTRUMENTS & SUPPLIES--0.9%
10,000		Medtronic, Inc.	501,200
		MEDICAL-HMO—1.8%
14,000	(1)	Wellpoint, Inc.	994,000
		MONEY CENTER BANKS--0.9%
10,000		Citigroup, Inc.	499,500
		NETWORKING PRODUCTS--1.5%
40,000	(1)	Cisco Systems, Inc.	838,000
		OIL & GAS DRILLING--2.4%
12,000		ENSCO International, Inc.	641,880
7,400	(1)	Nabors Industries Ltd.	276,242
5,100	(1)	Transocean Sedco Forex, Inc.	413,457
		TOTAL	1,331,579
		OIL & GAS PIPELINES--0.8%
10,000		Kinder Morgan Energy Partners LP	464,300
		OIL REFINING & MARKETING--0.7%
5,500		ConocoPhillips	367,950
		OIL-INTEGRATED--1.0%
3,800		BP PLC, ADR	280,136
5,000		Petro-Canada	245,900
		TOTAL	526,036
		REGIONAL - PACIFIC BANKS--1.1%
7,000		Zions Bancorp	581,210
		REIT-EQUITY--0.2%
6,122		Host Marriott Corp.	128,684
		RETAIL-DRUG STORE--1.6%
30,000		CVS Corp.	891,600
		RETAIL-ECOMMERCE--0.6%
10,000	(1)	eBay, Inc.	344,100
		RETAIL-MISCELLANEOUS--1.0%
20,000		Staples, Inc.	528,200
		RETAIL-REGIONAL DEPARTMENT--1.0%
10,000	(1)	Kohl's Corp.	558,400
		SEMICONDUCTOR - BROAD LINE--0.5%
15,000		Intel Corp.	299,700
		TRANSPORTATION-RAIL--0.7%
5,000		Burlington Northern Santa Fe Corp.	397,650
		UTILITY-ELECTRIC POWER--0.9%
12,000		SCANA Corp.	469,680
		UTILITY-TELEPHONE--0.6%
25,000		Citizens Communications Co., Class B	332,000
TOTAL COMMON STOCKS (identified cost $ 28,882,946)			33,839,309
PREFERRED STOCKS—1.9%
		DIVERSIFIED FINANCIAL SERVICES--0.4%
10,000		General Electric Capital Corp., Pfd., $1.47, Annual Dividend	230,600
		FINANCE--0.7%
15,000		Merrill Lynch & Co., Inc., Pfd., $1.41, Annual Dividend	383,850
		UTILITY-ELECTRIC POWER--0.8%
20,000		Tennessee Valley Authority, Pfd., Series D, $1.37, Annual Dividend	447,600
TOTAL PREFERRED STOCKS (identified cost $ 1,147,215)			1,062,050
COLLATERALIZED MORTGAGE OBLIGATIONS—2.5%
		FEDERAL HOME LOAN MORTGAGE CORP.--1.6%
881,703		Federal Home Loan Mortgage Corp., Series 3042, Class DH, 5.00%, 4/15/2024	861,123
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.9%
500,000		Federal National Mortgage Association, Series 2003-58, Class AP, 4.50%, 2/25/2027	485,413
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $ 1,382,520)			1,346,536
(2)COMMERCIAL PAPER—3.6%
		DIVERSIFIED FINANCIAL SERVICES--3.6%
2,000,000		General Electric Capital Corp. CP, 4.82%, 5/3/2006 (at amortized cost)	1,999,472
CORPORATE BONDS—6.2%
		FINANCE - AUTOMOTIVE--1.8%
1,000,000		General Motors Acceptance Corp., Note, 6.125%, 2/1/2007	984,007
		FINANCE - CREDIT CARD--1.0%
500,000		MBNA America Bank, N.A., 6.625%, 6/15/2012	528,966
		INVESTMENT BROKERAGE - NATIONAL--3.4%
1,000,000		Bear Stearns Cos., Inc., Note, 4.50%, 10/28/2010	962,825
1,000,000		Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	925,720
		TOTAL	1,888,545
TOTAL CORPORATE BONDS (identified cost $ 3,543,055)			3,401,518
MORTGAGE BACKED SECURITIES—10.9%
		FEDERAL HOME LOAN MORTGAGE CORP.--3.5%
116,817		Federal Home Loan Mortgage Corp., Pool E84004, 6.00%, 6/1/2016	118,390
888,759		Federal Home Loan Mortgage Corp., Pool G18048, 5.00%, 4/1/2020	865,373
954,721		Federal Home Loan Mortgage Corp., Pool G18083, 5.50%, 11/1/2020	946,308
		TOTAL	1,930,071
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.4%
3,405,095		Federal National Mortgage Association, 5.50%, 11/1/2025	3,331,885
124,108		Federal National Mortgage Association, Pool 254629, 5.00%, 2/1/2010	122,681
661,492		Federal National Mortgage Association, Pool 254831, 5.00%, 8/1/2023	632,097
		TOTAL	4,086,663
TOTAL MORTGAGE BACKED SECURITIES (identified cost $ 6,153,248)			6,016,734
GOVERNMENT AGENCIES—9.6%
		FEDERAL FARM CREDIT BANK--1.8%
1,000,000		Federal Farm Credit System, Bond, 4.49%, 3/10/2010	971,366
		FEDERAL HOME LOAN BANK--3.5%
1,000,000		Federal Home Loan Bank System, Bond, 4.785%, 8/26/2010	979,373
1,000,000		Federal Home Loan Bank System, Bond, Series ZR13, 4.50%, 6/12/2013	936,846
		TOTAL	1,916,219
		FEDERAL HOME LOAN MORTGAGE CORP.--1.7%
1,000,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 1/30/2014	964,916
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.6%
500,000		Federal National Mortgage Association, Note, 5.375%, 3/15/2010	497,754
1,000,000		Federal National Mortgage Association, Note, 5.375%, 7/16/2018	945,289
		TOTAL	1,443,043
TOTAL GOVERNMENT AGENCIES (identified cost $ 5,491,031)			5,295,544
MUTUAL FUND—4.0%
2,184,824	(3)	Prime Obligations Fund (at net asset value)	2,184,824
TOTAL INVESTMENTS --- 100.2% (identified cost $50,784,311)(4)			55,145,987
OTHER ASSETS AND LIABILITIES --- NET --- (0.2)%			(129,828)
TOTAL NET ASSETS --- 100%			$55,016,159

(1)	Non-income producing security.
(2)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
(3)	Affiliated company.
(4)

The cost of investments for federal tax purposes amounts to $50,784,311. The net unrealized appreciation of investments for federal tax purposes was $4,361,676. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,655,165 and net unrealized deprecation from investments for those securities having an excess of cost over value of $1,293,489.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation—Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined.  Fixed income securities are generally valued according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.  The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.  Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.  Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no market quotations or last sale prices are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CP	--Commercial Paper
REIT	--Real Estate Investment Trust

WESMARK GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount or Shares			Value
COLLATERALIZED MORTGAGE OBLIGATIONS--25.8%
		FEDERAL HOME LOAN MORTGAGE CORP.--16.3%
$2,000,000		Federal Home Loan Mortgage Corp., Series 2564, Class HJ, 5.00%, 2/15/2018	$1,898,697
5,366,055		Federal Home Loan Mortgage Corp., Series 2651, Class JB, 5.00%, 1/15/2018	5,205,363
9,119,456		Federal Home Loan Mortgage Corp., Series 3005, Class EG, 5.00%, 8/15/2021	8,882,717
6,171,920		Federal Home Loan Mortgage Corp., Series 3042, Class DH, 5.00%, 4/15/2024	6,027,858
9,017,942		Federal Home Loan Mortgage Corp., Series 3044, Class HN, 5.00%, 1/15/2024	8,825,088
		TOTAL	30,839,723
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--9.5%
6,338,771		Federal National Mortgage Association, Series 0538D, Class CD, 5.00%, 6/25/2019	6,181,407
4,568,629		Federal National Mortgage Association, Series 2005-43, Class PB, 5.00%, 2/25/2034	4,404,675
7,600,834		Federal National Mortgage Association, Series 2005-8, Class EA, 5.00%, 7/25/2019	7,443,414
		TOTAL	18,029,496
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $50,231,153)			48,869,219
CORPORATE BONDS--6.4%
		BANKS-MAJOR REGIONAL—0.5%
1,000,000		PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	1,020,380
		FINANCE—0.5%
1,000,000		BankAmerica Capital II, Company Guarantee, Series 2, 8.00%, 12/15/2026	1,054,159
		OIL COMP-EXPLORATION & PRODUCTION--1.9%
3,500,000		Enron Oil & Gas Co., Note, 6.50%, 12/1/2007	3,546,168
		PAPER PRODUCTS--3.5%
2,200,000		International Paper Co., 4.25%, 1/15/2009	2,126,269
3,500,000		International Paper Co., 5.85%, 10/30/2012	3,488,792
1,000,000		International Paper Co., Note, 5.30%, 4/1/2015	936,456
		TOTAL	6,551,517
TOTAL CORPORATE BONDS (identified cost $12,379,131)			12,172,224
GOVERNMENT AGENCIES--30.4%
		FEDERAL FARM CREDIT BANK--4.2%
5,000,000		Federal Farm Credit System, Bond, 5.20%, 3/20/2013	4,955,183
3,000,000		Federal Farm Credit System, Bond, 5.40%, 4/1/2016	2,985,749
		TOTAL	7,940,932
		FEDERAL HOME LOAN BANK--8.3%
5,000,000		Federal Home Loan Bank System, Bond, 11/15/2010	4,938,493
6,000,000		Federal Home Loan Bank System, Bond, Series 1, 5.00%, 3/30/2009	5,951,538
5,000,000		Federal Home Loan Bank System, Bond, Series EH10, 5.00%, 8/24/2010	4,914,664
		TOTAL	15,804,695
		FEDERAL HOME LOAN MORTGAGE CORP.--13.2%
700,000		Federal Home Loan Mortgage Corp., 6.00%, 8/18/2015	691,833
5,000,000		Federal Home Loan Mortgage Corp., Note, 4.825%, 9/23/2015	4,683,060
5,000,000		Federal Home Loan Mortgage Corp., Note, 5.50%, 11/16/2015	4,886,777
5,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 5.125%, 5/13/2013	4,831,866
10,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 5.25%, 2/24/2011	9,897,065
		TOTAL	24,990,601
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.7%
5,000,000		Federal National Mortgage Association, 5.34%, 2/22/2011	4,946,887
4,000,000		Federal National Mortgage Association, Note, 5.375%, 3/15/2010	3,982,029
		TOTAL	8,928,916
TOTAL GOVERNMENT AGENCIES (identified cost $58,462,543)			57,665,144
MORTGAGE BACKED SECURITIES--33.4%
		FEDERAL HOME LOAN MORTGAGE CORP.--7.9%
4,530,343		Federal Home Loan Mortgage Corp., 5.00%, 1/15/2019	4,435,101
4,519,576		Federal Home Loan Mortgage Corp., Pool C90779, 5.00%, 1/1/2024	4,315,913
3,791,946		Federal Home Loan Mortgage Corp., Pool G18002, 5.00%, 7/1/2019	3,692,171
2,666,277		Federal Home Loan Mortgage Corp., Pool G18048, 5.00%, 4/1/2020	2,596,120
		TOTAL	15,039,305
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--25.5%
17,025,475		Federal National Mortgage Association, 5.50%, 11/1/2025	16,659,427
2,517,503		Federal National Mortgage Association, Pool 254799, 5.00%, 7/1/2023	2,406,418
10,291,517		Federal National Mortgage Association, Pool 254908, 5.00%, 9/1/2023	9,834,187
4,282,221		Federal National Mortgage Association, Pool 255582, 5.00%, 1/1/2025	4,090,592
12,332,062		Federal National Mortgage Association, Pool 255994, 5.50%, 11/1/2025	12,066,923
3,466,457		Federal National Mortgage Association, Pool 807951, 5.00%, 1/1/2030	3,304,834
		TOTAL	48,362,381
TOTAL MORTGAGE BACKED SECURITIES (identified cost $65,308,332)			63,401,686
PREFERRED STOCKS--2.2%
		DIVERSIFIED FINANCIAL SERVICES--1.1%
13,600		General Electric Capital Corp., Pfd., $1.13, Annual Dividend	297,840
80,000		General Electric Capital Corp., Pfd., $1.47, Annual Dividend	1,844,800
		TOTAL	2,142,640
		FINANCE--0.4%
25,000		Merrill Lynch & Co., Inc., Pfd., $1.41, Annual Dividend	639,750
		FINANCE - AUTOMOTIVE--0.2%
20,000		General Motors Acceptance Corp., Pfd., $1.81, Annual Dividend	413,600
		UTILITY-ELECTRIC POWER--0.5%
40,000		Tennessee Valley Authority, Pfd., Series D, $1.37, Annual Dividend	895,200
TOTAL PREFERRED STOCKS (identified cost $4,460,283)			4,091,190
MUTUAL FUND--1.2%
2,216,391	(1)	Prime Obligations Fund (at net asset value)	2,216,391
TOTAL INVESTMENTS—99.4% (identified cost $193,057,833)(2)			188,415,854
OTHER ASSETS AND LIABILITIES – NET – 0.6%			1,097,730
TOTAL NET ASSETS – 100%			$189,513,584

(1)	Affiliated company.
(2)

The cost of investments for federal tax purposes was $193,057,833. The net unrealized depreciation of investments for federal tax purposes was $4,641,979. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $136,050 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,778,029.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.  For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.  Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no market quotations or last sale prices are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:

MTN	--Medium Term Note

WESMARK GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Shares or Principal Amount			Value
COMMON STOCKS--91.9%
		ADVERTISING--0.5%
30,000		Publicis Groupe, ADR	$1,248,000
		ADVERTISING AGENCIES--1.2%
35,000		Omnicom Group, Inc.	3,150,350
		AEROSPACE/DEFENSE--1.2%
50,000		Precision Castparts Corp.	3,149,000
		BANKS-MAJOR REGIONAL--5.4%
25,000		Bank of America Corp.	1,248,000
100,000		Mellon Financial Corp.	3,763,000
140,000		Wells Fargo & Co.	9,616,600
		TOTAL	14,627,600
		BEVERAGES/ALCOHOL--1.5%
30,000		Anheuser-Busch Cos., Inc.	1,337,400
115,000	(1)	Constellation Brands, Inc., Class A	2,840,500
		TOTAL	4,177,900
		BIOMEDICAL--1.2%
50,000	(1)	Amgen, Inc.	3,385,000
		BIOTECHNOLOGY--1.1%
50,000	(1)	Gilead Sciences, Inc.	2,875,000
		BROADCASTING - RADIO--0.5%
70,000	(1)	XM Satellite Radio Holdings, Inc., Class A	1,415,400
		CABLE TELEVISION--1.4%
120,000	(1)	Comcast Corp., Class A	3,714,000
		CHEMICALS-DIVERSIFIED--1.4%
45,000		BASF AG, ADR	3,850,200
		CLEANING PRODUCTS--2.6%
120,000		Procter & Gamble Co.	6,985,200
		CLOSED END FUNDS--3.5%
20,000		Vanguard Mid-Cap Vipers Fund	1,406,000
40,000		iShares Dow Jones US Healthcare Sector	2,472,400
20,000		iShares Dow Jones US Total Market Index Fund	1,280,600
55,000		iShares Goldman Sachs Networking Index Fund	1,924,450
10,000		iShares Russell 1000 Growth Fund	526,000
30,000		iShares S&P 500/BARRA Growth	1,824,000
		TOTAL	9,433,450
		COMPUTER SERVICES--2.2%
65,000		First Data Corp., Class	3,099,850
65,000	(1)	Fiserv, Inc.	2,930,200
		TOTAL	6,030,050
		COMPUTER SOFTWARE--2.4%
275,000		Microsoft Corp.	6,641,250
		COMPUTER-GRAPHICS--0.8%
70,000	(1)	NVIDIA Corp.	2,045,400
		COMPUTER-STORAGE DEVICES--0.9%
40,000	(1)	Sandisk Corp.	2,553,200
		CONGLOMERATES--1.9%
60,000		3M Co.	5,125,800
		DIVERSIFIED MACHINERY--3.2%
200,000		Ingersoll-Rand Co., Class A	8,750,000
		DIVERSIFIED OPERATIONS--9.7%
500,000		General Electric Co.	17,295,000
100,000		Textron Inc.	8,995,000
		TOTAL	26,290,000
		DRUGS & HEALTH CARE--0.7%
75,000		Pfizer, Inc.	1,899,750
		ELECTRONIC COMPONENTS--0.5%
100,000	(1)	EMC Corp. Mass	1,351,000
		ELECTRONIC COMPONENTS-SEMICONDUCTOR--3.3%
25,000	(1)	Advanced Micro Devices, Inc.	808,750
100,000		Motorola, Inc.	2,135,000
175,000		Texas Instruments, Inc.	6,074,250
		TOTAL	9,018,000
		ENTERTAINMENT - DIVERSIFIED--0.6%
100,000		Time Warner, Inc.	1,740,000
		FINANCE - CONSUMER LOANS--0.6%
20,000		Capital One Financial Corp.	1,732,800
		FOOD - MAJOR DIVERSIFIED--3.0%
105,000		Kellogg Co.	4,862,550
13,750		Wrigley (Wm.), Jr. Co., Class B	647,625
55,000		Wrigley (Wm.), Jr. Co.	2,588,850
		TOTAL	8,099,025
		HOME IMPROVEMENT STORES--3.1%
210,000		Home Depot, Inc.	8,385,300
		HOTELS & MOTELS--1.7%
30,000		Hilton Hotels Corp.	808,200
65,000		Starwood Hotels & Resorts Worldwide, Inc.	3,729,700
		TOTAL	4,537,900
		INSTRUMENTS-CONTROL--0.5%
35,000		Honeywell International, Inc.	1,487,500
		INSURANCE PROPERTY & CASUALTY--1.6%
75,000		Allstate Corp.	4,236,750
		INSURANCE-MULTI LINE--1.7%
50,000		Hartford Financial Services Group, Inc.	4,596,500
		MACHINERY-CONSTRUCTION & MINING--0.8%
30,000		Caterpillar, Inc.	2,272,200
		MACHINERY-FARM--1.5%
45,000		Deere & Co.	3,950,100
		MEDICAL INSTRUMENTS & SUPPLIES--1.2%
65,000		Medtronic, Inc.	3,257,800
		MEDICAL-HMO--0.4%
17,000	(1)	Wellpoint, Inc.	1,207,000
		MEDICAL-HOSPITALS--0.3%
25,000	(1)	Community Health Systems, Inc.	906,000
		MEDICAL-NURSING HOMES--1.0%
65,000		Manor Care, Inc.	2,850,250
		MONEY CENTER BANKS--1.4%
75,000		Citigroup, Inc.	3,746,250
		NETWORKING PRODUCTS--4.2%
550,000	(1)	Cisco Systems, Inc.	11,522,500
		OIL & GAS DRILLING--5.3%
35,000		ENSCO International, Inc.	1,872,150
110,000	(1)	Nabors Industries Ltd.	4,106,300
105,000	(1)	Transocean Sedco Forex, Inc.	8,512,350
		TOTAL	14,490,800
		OIL REFINING & MARKETING--1.0%
40,000		ConocoPhillips	2,676,000
		OIL-INTEGRATED--2.9%
85,000		BP PLC, ADR	6,266,200
35,000		Petro-Canada	1,721,300
		TOTAL	7,987,500
		PRINTED CIRCUIT BOARDS--1.8%
125,000	(1)	Jabil Circuit, Inc.	4,873,750
		REGIONAL - PACIFIC BANKS--0.9%
30,000		Zions Bancorp	2,490,900
		RETAIL-DRUG STORE--1.6%
150,000		CVS Corp.	4,458,000
		RETAIL-ECOMMERCE--1.3%
100,000	(1)	eBay, Inc.	3,441,000
		RETAIL-MISCELLANEOUS--1.0%
100,000		Staples, Inc.	2,641,000
		RETAIL-REGIONAL DEPARTMENT--1.3%
65,000	(1)	Kohl's Corp.	3,629,600
		SEMICONDUCTOR - BROAD LINE--0.7%
100,000		Intel Corp.	1,998,000
		SEMICONDUCTOR EQUIPMENT & MATERIALS--1.6%
240,000		Applied Materials, Inc.	4,308,000
		UTILITY-TELEPHONE--1.8%
200,000		Sprint Nextel Corp.	4,960,000
TOTAL COMMON STOCKS (identified cost $219,883,431)			250,197,975
(2) COMMERCIAL PAPER—6.6%
		GUARANTEE--2.9%
$8,000,000		AIG Funding, Inc. CPEXT, 4.80%, 5/4/2006	7,996,844
		INVESTMENT BROKERAGE - NATIONAL--3.7%
10,000,000		Morgan Stanley, Dean Witter & Co., 4.97%, 5/9/2006	9,989,311
TOTAL COMMERCIAL PAPER (AT AMORTIZED COST)			17,986,155
MUTUAL FUND--2.0%
5,318,776	(3)	Prime Obligations Fund (at net asset value)	5,318,776
TOTAL INVESTMENTS --- 100.5% (identified cost $243,188,362)(4)			273,502,906
OTHER ASSETS AND LIABILITIES --- NET --- (0.5)%			(1,366,958)
TOTAL NET ASSETS --- 100%			$272,135,948

(1)	Non-income producing security.
(2)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
(3)	Affiliated company.
(4)

The cost of investments for federal tax purposes amounts to $243,188,362.  The net unrealized appreciation of investments for federal tax purposes was $30,314,544. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,987,603 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,673,059.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined.  The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.  Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.  Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations or last sales prices are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CP	--Commercial Paper

WESMARK SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Shares or Principal Amount			Value
COMMON STOCKS--78.9%
		AEROSPACE/DEFENSE--12.0%
12,000	(1)	BE Aerospace, Inc.	$312,360
22,000		Curtiss Wright Corp.	729,080
20,000		DRS Technologies, Inc.	1,110,600
10,000		Goodrich (B.F.) Co.	445,000
22,500	(1)	Innovative Solutions and Support, Inc.	355,950
20,000	(1)	MOOG, Inc., Class A	749,000
10,000		Precision Castparts Corp.	629,800
		TOTAL	4,331,790
		AUTO/TRUCK-ORIG.--1.7%
10,000		OshKosh Truck Corp.	612,000
		BANKS-MAJOR REGIONAL--1.3%
8,000		Cullen Frost Bankers, Inc.	463,040
		BIOMEDICAL--2.7%
4,000	(1)	Cephalon, Inc.	262,640
25,000	(1)	PDL BioPharma, Inc.	719,500
		TOTAL	982,140
		BIOTECHNOLOGY--1.4%
17,000	(1)	Martek Biosciences Corp.	504,900
		BUILDING-CEMENT--0.9%
5,000		Florida Rock Industries, Inc.	311,850
		BUILDING-HEAVY CONSTRUCTION--0.9%
4,000	(1)	Jacobs Engineering Group, Inc.	330,800
		CHEMICALS-DIVERSIFIED--2.3%
40,000		Olin Corp.	822,000
		COMMUNICATION EQUIPMENT--1.0%
30,000	(1)	Arris Group, Inc.	355,500
		COMPUTER SOFTWARE--0.8%
13,000		Blackbaud, Inc.	273,130
		COMPUTER-GRAPHICS--0.3%
4,000	(1)	NVIDIA Corp.	116,880
		DIVERSIFIED ELECTRONICS--0.8%
13,000	(1)	FEI Co.	282,620
		DRUG MANUFACTURERS - OTHER--2.6%
7,000	(1)	Amylin Pharmaceuticals, Inc.	304,850
15,000	(1)	AtheroGenics, Inc.	212,250
12,000	(1)	Chattem, Inc.	432,360
		TOTAL	949,460
		ELECTRONIC COMPONENTS - MISCELLANEOUS--1.3%
90,000	(1)	Sanmina-SCI Corp.	467,100
		ELECTRONIC COMPONENTS-SEMICONDUCTOR--4.4%
40,000	(1)	Fairchild Semiconductor International, Inc., Class A	826,800
5,000	(1)	Omnivision Technologies, Inc.	145,400
20,000	(1)	Qlogic Corp.	416,200
20,000	(1)	Smart Modular Technologies (WWH), Inc.	186,000
		TOTAL	1,574,400
		ELECTRONICS-MILITARY--1.4%
20,000	(1)	FLIR Systems, Inc.	489,000
		ENGINEERING SERVICES--1.6%
20,000		Baker Michael Corp.	559,600
		FINANCE-INVESTMENT MANAGEMENT--0.8%
10,000		Eaton Vance Corp.	284,700
		MACHINERY-ELECTRICAL--0.7%
30,000	(1)	Capstone Turbine Corp.	113,400
25,000	(1)	Plug Power, Inc.	150,000
		TOTAL	263,400
		MACHINERY-GENERAL--3.3%
20,000		Gorman Rupp Co.	518,600
13,000		IDEX Corp.	660,400
		TOTAL	1,179,000
		MEDICAL - DRUGS--0.9%
10,000		Dr. Reddy's Laboratories Ltd., ADR	324,100
		MEDICAL APPLIANCES & EQUIPMENT--1.5%
12,000	(1)	Arthrocare Corp.	543,960
		MEDICAL-GENERIC DRUG--0.7%
12,000		Mylan Laboratories, Inc.	262,080
		MEDICAL-NURSING HOMES--1.0%
8,000		Manor Care, Inc.	350,800
		METAL PROCESSORS & FABRICATION--0.5%
5,000		Timken Co.	174,500
		OIL & GAS DRILLING--3.0%
5,000		ENSCO International, Inc.	267,450
45,000	(1)	Parker Drilling Co.	378,000
10,000	(1)	Rowan Cos., Inc.	443,300
		TOTAL	1,088,750
		OIL FIELD SERVICES--0.5%
5,000	(1)	Pride International, Inc.	174,450
		OIL FIELD-MACHINERY & EQUIPMENT--0.9%
6,000	(1)	FMC Technologies, Inc.	327,480
		PAPER PRODUCTS--0.8%
10,000		Bowater, Inc.	272,700
		PROCESSING SYSTEMS & PRODUCTS--1.3%
40,000	(1)	Avaya, Inc.	480,000
		PROTECTION-SAFETY--0.5%
4,000		Mine Safety Appliances Co.	167,200
		PUBLISHING - NEWSPAPERS--0.7%
6,000		Media General, Inc., Class A	246,480
		REGIONAL - PACIFIC BANKS--1.7%
12,000	(1)	SVB Financial Group	609,240
		RESEARCH SERVICES--1.0%
12,000	(1)	Symyx Technologies, Inc.	349,800
		RETAIL-APPAREL & SHOES--5.6%
8,000	(1)	AnnTaylor Stores Corp.	298,640
15,000	(1)	Children's Place Retail Stores, Inc.	926,700
23,000		Ross Stores, Inc.	704,720
4,000	(1)	Urban Outfitters, Inc.	92,800
		TOTAL	2,022,860
		RETAIL-CONVENIENCE STORE--0.9%
15,000		Casey's General Stores, Inc.	320,850
		RETAIL-RESTAURANTS--0.9%
10,000	(1)	Cheesecake Factory, Inc.	315,600
		RUBBER & PLASTICS--0.8%
6,000	(1)	ESCO Technologies, Inc.	304,200
		SEMICONDUCTOR - BROAD LINE--2.4%
50,000	(1)	Cypress Semiconductor Corp.	858,000
		SEMICONDUCTOR - INTEGRATED CIRCUITS--0.6%
25,000	(1)	RF Micro Devices, Inc.	232,500
		SEMICONDUCTOR EQUIPMENT & MATERIALS--0.4%
7,000	(1)	Ultratech Stepper, Inc.	137,480
		SPECIALTY CHEMICALS--0.3%
3,000	(1)	Cabot Microelectronics Corp.	98,130
		TELECOMMUNICATIONS EQUIPMENT--1.5%
20,000	(1)	DSP Group, Inc.	540,800
		TOOLS-HAND HELD--1.4%
10,000		Stanley Works	522,500
		TRANSPORTATION - AIR FREIGHT--2.1%
25,000	(1)	ABX Air, Inc.	162,000
12,000		Alexander and Baldwin, Inc.	598,440
		TOTAL	760,440
		TRANSPORTATION-AIRLINE--1.2%
10,000	(1)	Alaska Air Group, Inc.	379,600
2,000		SkyWest, Inc.	47,140
		TOTAL	426,740
		TRANSPORTATION-RAIL--1.7%
15,000		Greenbrier Cos., Inc.	602,250
		WASTE MANAGEMENT--1.9%
18,000	(1)	Waste Connections, Inc.	693,000
TOTAL COMMON STOCKS (identified cost $24,888,512)			28,360,200
		(2) COMMERCIAL PAPER--16.4%
		BANKS-MAJOR REGIONAL--2.8%
$1,000,000		Bank of America Corp. CP, 4.81%, 5/10/2006	998,815
		DIVERSIFIED FINANCIAL SERVICES--1.7%
600,000		General Electric Capital Corp. CP, 5.88%, 5/3/2006	599,843
		FINANCE-CREDIT CARD—5.0%
1,800,000		American Express Credit Corp. CP, 4.90%, 5/3/2006	1,798,014
		MULTIMEDIA—4.1%
1,500,000		E.W. Scripps Co. CP, 4.90%, 5/24/2006	1,495,371
		SPECIAL PURPOSE ENTITY—2.8%
1,000,000		FCAR Owner Trust Years 3&4 CPEXT, 4.87%, 5/17/2006	997,867
		TOTAL	4,291,252
TOTAL COMMERCIAL PAPER (at amortized cost)			5,889,910
MUTUAL FUND--4.7%
1,698,570	(3)	Prime Obligations Fund (at net asset value)	1,698,570
TOTAL INVESTMENTS—100.0% (identified cost $32,476,992)(4)			35,948,680
OTHER ASSETS AND LIABILITIES—NET—0.0%			19,827
TOTAL NET ASSETS—100%			$35,968,507

1	Non-income producing security.
2	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
3	Affiliated company.
4

The cost of investments for federal tax purposes amounts to $32,476,992. The net unrealized appreciation of investments for federal tax purposes was $3,471,688. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,216,277 and net unrealized depreciation from investments for those securities having an excess of cost over value of $744,589.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.  Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.  Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no market quotations or last sale prices are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CP	--Commercial Paper

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount or Shares			Value
MUNICIPAL BONDS--92.6%
		ARKANSAS--0.7%
$500,000		Conway, AR, Public Facilities Board Capital Improvements, Refunding Revenue Bonds Hendrix College Project (Series B), 4.75% (Original Issue Yield: 4.85%), 10/1/2030	$495,700
		PENNSYLVANIA--0.6%
440,000		Pennsylvania State Higher Education Facilities Authority, 5.00%, 11/1/2011	444,000
		WEST VIRGINIA--91.3%
1,000,000		Berkeley County, WV, Board of Education, 4.50% (FGIC INS)/(Original Issue Yield: 4.65%), 5/1/2014	1,027,340
825,000		Berkeley County, WV, Building Commission Lease, Judicial Center Project (Series A), 4.70% (MBIA Insurance Corp. INS), 12/1/2024	847,506
140,000		Buckhannon West Virginia College Facility, Refunding Revenue Bonds, 4.45%, 8/1/2007	141,385
1,000,000		Cabell County, WV, Board of Education, GO UT, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.95%), 5/1/2006	1,000,150
500,000		Cabell County, WV, Board of Education, GO UT, 6.00% (MBIA Insurance Corp. INS), 5/1/2006	500,090
355,000		Charles Town, WV, Revenue Refunding Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013	365,338
340,000		Charles Town, WV, Revenue Refunding Bonds, 5.00%, 10/1/2012	351,356
500,000		Charleston, WV, Civic Center Revenue, Improvements, 6.25%, 12/1/2015	530,785
1,200,000		Charleston, WV, Urban Renewal Authority, Refunding Revenue Bonds, 5.30% (FSA INS)/(Original Issue Yield: 5.274%), 12/15/2022	1,277,268
1,240,000		Charleston, WV, GO UT, 7.20%, 10/1/2008	1,336,559
1,000,000		Clarksburg, WV, Revenue Bonds, 5.25% (FGIC INS), 9/1/2019	1,063,600
500,000		Fairmont, WV, Waterworks, (Series 1999), 5.25% (AMBAC INS), 7/1/2017	524,530
1,235,000		Fairmont, WV, Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC INS), 7/1/2019	1,279,917
1,240,000		Grant County, WV, County Commission, Refunding Revenue Bonds, 5.35% (Original Issue Yield: 5.349%), 10/1/2019	1,275,563
500,000		Harrison County, WV, Board of Education, GO UT, 6.40% (FGIC INS)/(Original Issue Yield: 6.45%), 5/1/2006	500,110
680,000		Harrison County, WV, Building Commission, Health, Hospital, Nursing Home Improvements Revenue Bonds, 5.15% (AMBAC INS)/(Original Issue Yield: 5.32%), 4/1/2018	710,484
420,000		Jackson County, WV, Revenue Bonds, 7.375% (U.S. Government GTD), 6/1/2010	475,327
1,035,000		Jefferson County, WV, Board of Education, GO UT, 5.20% (Original Issue Yield: 5.10%), 7/1/2007	1,053,050
1,055,000		Kanawha County, WV, Building Community, Judicial Annes Lease (Series A), 5.00%, 12/1/2018	1,080,795
200,000		Logan County, WV, Revenue Bonds, 8.00% (Logan County Health Care Center Ltd. Partnership Project)/(U.S. Government GTD), 12/1/2009	215,730
1,085,000		Monongalia County, WV, Board of Education, GO UT, 6.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.81%), 5/1/2010	1,173,601
1,135,000		Monongalia County, WV, Board of Education, GO UT, 6.00%, 5/1/2011	1,246,378
525,000		Monongalia County, WV, Building Commission, Revenue Bonds (Series A), 5.25%, 7/1/2035	529,830
1,000,000		Monongalia County, WV, Building Commission, Revenue Bonds, 5.25%, 7/1/2020	1,031,140
350,000		Ohio County, WV, Board of Education, GO UT, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.25%), 6/1/2013	364,539
785,000		Ohio County, WV, Board of Education, GO UT Refunding Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.375%), 6/1/2018	815,960
1,000,000		Ohio County, WV, Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013	1,038,890
635,000		Ohio County, WV, Board of Education, GO UT, 5.00% (MBIA Insurance Corp. INS), 6/1/2007	643,299
500,000		Parkersburg, WV, Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 5.00%, 8/1/2019	523,550
1,155,000		Pleasants County, WV, PCR, (Refunding Revenue Bonds), 5.30%, 12/1/2008	1,155,635
1,795,000		Raleigh, Fayette & Nicholas Counties, WV, Refunding Bonds, 6.25% (U.S. Government GTD)/(Original Issue Yield: 6.60%), 8/1/2011	1,980,208
1,310,000		Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis Health Systems, Inc.)/(FSA INS), 11/1/2015	1,384,709
500,000		South Charleston, WV, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 10/1/2009	501,555
620,000		West Liberty State College, WV, 3.75%, 6/1/2008	614,656
430,000		West Liberty State College, WV, 4.70%, 6/1/2012	436,927
965,000		West Liberty State College, WV, 4.80%, 6/1/2012	981,521
570,000		West Virginia EDA, (Series A), 5.00% (Original Issue Yield: 4.25%), 3/1/2019	586,724
580,000		West Virginia EDA, 4.75%, 11/1/2012	606,906
1,000,000		West Virginia EDA, 5.00% (AMBAC INS)/(Original Issue Yield: 5.09%), 7/15/2022	1,038,250
220,000		West Virginia EDA, Revenue Bonds, 4.50% (Original Issue Yield: 4.62%), 6/1/2019	213,734
920,000		West Virginia EDA, Revenue Bonds, 4.50% (Original Issue Yield: 4.66%), 6/1/2020	889,649
860,000		West Virginia EDA, Revenue Bonds, 4.75%, 6/1/2022	855,657
1,000,000		West Virginia EDA, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 6/1/2016	1,086,390
2,000,000		West Virginia Higher Education, Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 4/1/2012	2,115,320
735,000		West Virginia Housing Development Fund, Revenue Bonds, 5.35%, 11/1/2010	750,259
2,000,000		West Virginia School Building Authority, 5.25% (MBIA Insurance Corp. INS), 7/1/2012	2,149,620
575,000		West Virginia State Building Commission Lease, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.10%), 7/1/2006	576,863
1,050,000		West Virginia State Building Commission Lease, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.20%), 7/1/2007	1,071,661
1,000,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, (Series A), 5.25% (AMBAC INS), 7/1/2012	1,071,410
1,500,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, 5.375% (AMBAC INS)/(Original Issue Yield: 5.04%), 7/1/2021	1,645,710
500,000		West Virginia State Hospital Finance Authority, (Series A), 3.50% (West Virginia University Hospital, Inc.)/(Original Issue Yield: 3.62%), 6/1/2010	492,565
605,000		West Virginia State Hospital Finance Authority, Prerefunded Revenue Bonds, 6.75% (Charleston Area Medical Center)/(U.S. Government GTD)/(Original Issue Yield: 6.89%), 9/1/2022	681,042
1,070,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 5.50% (West Virginia Veterans Nursing Home), 3/1/2019	1,108,135
1,000,000		West Virginia State Housing Development Fund, (Series A), 5.05%, 11/1/2014	1,025,380
900,000		West Virginia State Housing Development Fund, (Series A), 4.90% (Original Issue Yield: 4.899%), 11/1/2014	920,844
1,000,000		West Virginia State Housing Development Fund, Revenue Refunding Bonds (Series A), 5.10%, 11/1/2015	1,024,430
720,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.17%), 5/1/2020	745,049
1,250,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.19%), 5/1/2021	1,296,687
1,000,000		West Virginia University, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.08%), 4/1/2016	1,098,200
1,000,000		West Virginia University, 5.00% (FGIC INS), 10/1/2034	1,029,400
500,000		West Virginia University, Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.22%), 5/1/2017	517,260
1,000,000		West Virginia University, Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 5.19%), 5/1/2015	1,034,520
500,000		West Virginia University, (Series C), 4.50% (FGIC INS)/(Original Issue Yield: 4.55%), 10/1/2024	494,000
2,000,000		West Virginia Water Development Authority, (Series A), 4.40% (AMBAC INS)/(Original Issue Yield: 4.47%), 10/1/2018	2,007,360
400,000		West Virginia Water Development Authority, (Series A), 5.375% (FSA INS)/(Original Issue Yield: 5.40%), 10/1/2015	424,756
985,000		West Virginia Water Development Authority, (Series A), 5.50% (FSA INS)/(Original Issue Yield: 5.65%), 10/1/2020	1,045,578
1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 5.03%), 11/1/2029	1,032,520
1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series C-II), 4.25% (Original Issue Yield: 4.40%), 11/1/2026	940,800
1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series A-II), 5.00%, 11/1/2025	1,041,870
1,000,000		West Virginia Water Development Authority, Revenue Bonds (Series B-IV), 5.125%, 11/1/2024	1,055,680
650,000		West Virginia Water Development Authority, Revenue Bond Loan Program IV (Series B-IV), 4.75% (Original Issue Yield: 4.80%), 11/1/2035	650,241
500,000		West Virginia Water Development Authority, Revenue Bonds (Series A), 5.00% (FSA INS), 11/1/2019	526,080
500,000		Wheeling, WV, Waterworks & Sewer Systems, Revenue Refunding Bonds, 4.90% (FGIC INS)/(Original Issue Yield: 5.00%), 6/1/2006	500,580
1,000,000		Wood County, WV Board of Education, UT GO, 4.00% (FSA INS), 5/1/2011	1,010,950
		TOTAL	66,341,361
TOTAL MUNICIPAL BONDS (identified cost $66,105,478)			67,281,061
GOVERNMENT AGENCIES--2.8%
		FEDERAL HOME LOAN BANK SYSTEM--2.8%
2,000,000		Federal Home Loan Bank System, Discount Bond, 0.00%, 5/22/2006 (at amortized cost)	1,994,552
U.S. TREASURY--2.7%
	(1)	U.S. TREASURY BILL--2.7%
2,000,000		United States Treasury Bill, 4.49%, 6/22/2006 (at amortized cost)	1,987,029
MUTUAL FUND--0.7%
500,008	(2)	Prime Obligations Fund (at net asset value)	500,008
TOTAL INVESTMENTS --- 98.8% (identified cost $70,587,067) (3)			71,762,650
OTHER ASSETS AND LIABILITIES --- NET --- 1.2%			890,360
TOTAL NET ASSETS --- 100%			$72,653,010

(1)	Discount rate at time of purchase.
(2)	Affiliated company.
(3)

The cost of investments for federal tax purposes amounts to $70,510,738. The net unrealized appreciation of investments for federal tax purposes was $1,251,912. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,545,328 and net unrealized depreciation from investments for those securities having an excess of cost over value of $293,416.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.  The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.  Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.  Investments in other open-end regulated investment companies are valued at net asset value.  Securities for which no quotations or last sales prices are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of  the Board of Trustees.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
PCR	--Pollution Control Revenue
UT	--Unlimited Tax

Item 2.

Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant

Wesmark Funds

By

/S/ Richard N. Paddock

Richard N. Paddock, Principal Financial Officer

    (insert name and title)

Date

June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/S/ Charles L. Davis, Jr.

Charles L. Davis, Jr., Principal Executive Officer

Date

June 21, 2006

By

/S/ Richard N. Paddock

Richard N. Paddock, Principal Financial Officer

Date

June 21, 2006